Organization and Business Background - Operating results (Details) - HKD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization and Business Background
Interest income		$ 4,543	$ 4,065	$ 917
Other income		118		91
Selling, general and administrative expenses		(4,813)	(3,084)	(3,326)
Income tax expense (note 6)		(7,758)	(1,047)	(907)
Net loss attributable to the Company's shareholders		$ (7,910)	(66)	$ (3,225)
Sun Line Industrial Limited
Organization and Business Background
Gain on disposal of plant and machinery	$ 100
Interest income	926		935
Other income	14
Selling, general and administrative expenses	(1,471)		(164)
Income tax expense (note 6)	(17,199)
Net loss attributable to the Company's shareholders	$ (17,630)		$ 771